Repo Transactions - Summary of Repo Agreements in Financial Assets Pledged as Collateral and Reverse Repo Agreements in Off-Balance Sheet Items (Detail) - ARS ($) $ in Thousands		12 Months Ended
	Jan. 01, 2017	Dec. 31, 2018	Dec. 31, 2017
Disclosure of repo transactions [abstract]
Reverse Repo Transactions recorded as Off-Balance Sheet Items		$ 2,061,516	$ 15,678,531
Repo Transactions recorded in Financial Assets Pledged as Collateral	$ 3,032,245	$ 1,965,824	$ 1,672,194